Average Annual Total Returns - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO - Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
	Apr. 01, 2025
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	3.32%
Since Inception	2.98%	[1]
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.32%
Since Inception	2.98%	[1]
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.36%
Since Inception	2.98%	[1]
LB015
Average Annual Return:
Past 1 year	1.05%
Since Inception	3.59%
LB319
Average Annual Return:
Past 1 year	2.71%
Since Inception	2.54%
IXV4E
Average Annual Return:
Past 1 year	3.10%
Since Inception	2.82%

[1]	A From June 16, 2022 .